Condensed Consolidated Balance sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 873,032	$ 1,694,679
Prepaid expenses	426,105	507,465
Total current assets	1,299,137	2,202,144
Cash and investments held in Trust Account	690,021,213	690,171,366
Total Assets	691,320,350	692,373,510
Current liabilities:
Accounts payable	162,796	15,775
Accrued expenses	373,101	361,100
Due to related party	44,587	44,697
Total current liabilities	580,484	421,572
Deferred legal fees	239,161	239,161
Deferred underwriting commissions	24,150,000	24,150,000
Derivative warrant liabilities	58,119,490	99,938,040
Total liabilities	83,089,135	124,748,773
Commitments and Contingencies
Class A ordinary shares; 56,262,473 shares subject to possible redemption at $10.00 per share	603,231,210	562,624,730
Shareholders' Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	28,293,519	68,899,593
Accumulated deficit	(23,296,107)	(63,902,585)
Total shareholder's equity	5,000,005	5,000,007
Total Liabilities and Shareholders' Equity	691,320,350	692,373,510
Class A Ordinary Shares
Shareholders' Equity:
Common stock, value	868	1,274
Total shareholder's equity	868	1,274
Class B Ordinary Shares
Shareholders' Equity:
Common stock, value	1,725	1,725
Total shareholder's equity	$ 1,725	$ 1,725